Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WESMARK FUNDS
Entity Central Index Key	0001007226
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014907
Shareholder Report [Line Items]
Fund Name	WesMark Balanced Fund
Trading Symbol	WMBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.29%
AssetsNet	$ 98,841,057
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 723,837
InvestmentCompanyPortfolioTurnover	22.00%
C000014908
Shareholder Report [Line Items]
Fund Name	WesMark Government Bond Fund
Trading Symbol	WMBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
AssetsNet	$ 174,005,575
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,031,896
InvestmentCompanyPortfolioTurnover	17.00%
C000014909
Shareholder Report [Line Items]
Fund Name	WesMark Large Company Fund
Trading Symbol	WMKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
AssetsNet	$ 334,718,825
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,514,629
InvestmentCompanyPortfolioTurnover	25.00%
C000014910
Shareholder Report [Line Items]
Fund Name	WesMark Small Company Fund
Trading Symbol	WMKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.21%
AssetsNet	$ 147,165,345
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,078,308
InvestmentCompanyPortfolioTurnover	47.00%
C000179136
Shareholder Report [Line Items]
Fund Name	WesMark Tactical Opportunity Fund
Trading Symbol	WMKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.45%
Performance Inception Date	Mar. 01, 2017
AssetsNet	$ 49,896,194
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 359,688
InvestmentCompanyPortfolioTurnover	41.00%
C000014911
Shareholder Report [Line Items]
Fund Name	WesMark West Virginia Municipal Bond Fund
Trading Symbol	WMKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about WesMark West Virginia Municipal Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
AssetsNet	$ 87,979,785
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 522,003
InvestmentCompanyPortfolioTurnover	23.00%